SUBSEQUENT EVENTS (Details 2) - bbl	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Natural Gas (Mcf converted into Boe) [Member]
Proved Developed Producing Reserves Bbls	28,520	25,400
Proved Developed Non-Producing Reserves Mcf	0	0
Proved Undeveloped Reserves BBls	0	0
Proved Reserves Bbls	28,520	25,400
NGL [Member]
Proved Developed Producing Reserves Bbls	0	0
Proved Developed Non-Producing Reserves Mcf	0	0
Proved Undeveloped Reserves BBls	0	0
Proved Reserves Bbls	0	0
OIL [Member]
Proved Developed Producing Reserves Bbls	71,560	73,800
Proved Developed Non-Producing Reserves Mcf	0	0
Proved Undeveloped Reserves BBls	0	0
Proved Reserves Bbls	71,560	73,800
Crude Oil [Member]
Proved Developed Producing Reserves Bbls	43,040	48,400
Proved Developed Non-Producing Reserves Mcf	0	0
Proved Undeveloped Reserves BBls	0	0
Proved Reserves Bbls	43,040	48,400